Retirement-Related Benefits - Net Periodic Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 6,693	$ 1,438	$ 1,235
Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	115	172	202
U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Interest cost	$ 1,129	$ 1,109	$ 1,501
Interest cost - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Expected return on plan assets	$ (1,729)	$ (1,802)	$ (2,169)
Expected return on plan assets - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Amortization of transition assets - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Amortization of prior service costs/(credits)	$ 8	$ 16	$ 16
Amortization of prior service costs/(credits) - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Recognized actuarial losses	$ 527	$ 996	$ 829
Recognized actuarial losses - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Curtailments and settlements	$ 5,923
Curtailments and settlements - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Other costs/(credits) - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 5,857	$ 319	$ 178
U.S. | Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	5	7	9
Interest cost	$ 85	$ 65	$ 103
Interest cost - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Expected return on plan assets - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Amortization of transition assets - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Amortization of prior service costs/(credits)	$ (10)	$ 4	$ 4
Amortization of prior service costs/(credits) - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Recognized actuarial losses	$ 5	$ 52	$ 29
Recognized actuarial losses - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Curtailments and settlements - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 85	$ 127	$ 145
Non-US | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	237	300	328
Interest cost	$ 493	$ 424	$ 541
Interest cost - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Expected return on plan assets	$ (1,016)	$ (1,115)	$ (1,229)
Expected return on plan assets - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Amortization of transition assets - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Amortization of prior service costs/(credits)	$ 14	$ (12)	$ (9)
Amortization of prior service costs/(credits) - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Recognized actuarial losses	$ 1,031	$ 1,392	$ 1,336
Recognized actuarial losses - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Curtailments and settlements	$ 47	$ 94	$ 49
Curtailments and settlements - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Multi-employer plans	$ 15	$ 17	$ 23
Other costs/(credits)	$ 15	$ 18	$ 18
Other costs/(credits) - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 836	$ 1,119	$ 1,057
Non-US | Nonpension Postretirement Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost	3	4	4
Interest cost	$ 24	$ 27	$ 35
Interest cost - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Expected return on plan assets	$ (2)	$ (3)	$ (4)
Expected return on plan assets - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Amortization of transition assets - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Amortization of prior service costs/(credits)	$ 0	$ 0	$ 0
Amortization of prior service costs/(credits) - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Recognized actuarial losses	$ 4	$ 15	$ 21
Recognized actuarial losses - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Curtailments and settlements	$ 0	$ 0	$ 0
Curtailments and settlements - income statement location	Other (income) and expense (Note A)	Other (income) and expense (Note A)	Other (income) and expense (Note A)
Other costs/(credits)	$ 0	$ 0	$ 0
Total net periodic pension / nonpension (income)/cost of defined benefit plans	30	44	57
Personal Pension Plan (PPP) | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	6,685	1,422	1,224
Personal Pension Plan (PPP) | U.S. | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	5,849	303	167
Personal Pension Plan (PPP) | Non-US | Pension Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans	$ 836	$ 1,119	$ 1,057